Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	15. SUBSEQUENT EVENTS No subsequent event which had a material impact on the Company was identified through the date of issuance of the financial statements.